SCHEDULE OF INVESTMENTS (000) *

December 31, 2022 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

COMMON STOCK

Canada — 1.4%

Canadian National Railway Co.	4,636	$551

China — 0.3%

Tencent Holdings Ltd.	2,400	103

France — 10.3%

Air Liquide SA	3,331	472

Alstom S.A.	39,000	953

AXA SA	24,412	681

Carrefour SA	33,437	560

Danone SA	11,093	584

Sanofi	7,643	735

		3,985

Germany — 3.9%

RWE AG	8,895	396

SAP SE	10,910	1,126

		1,522

Ireland — 1.6%

Ryanair Holdings PLC ADR [1]	8,194	613

Italy — 6.0%

Enel SpA	216,339	1,165

UniCredit SpA	82,183	1,167

		2,332

Japan — 5.7%

FANUC Corp.	4,900	740

Murata Manufacturing Co. Ltd.	10,600	532

Takeda Pharmaceutical Co. Ltd.	20,300	636

Tokyo Electron Ltd.	1,100	326

		2,234

Netherlands — 3.1%

Akzo Nobel NV	11,096	743

Koninklijke Philips NV	30,640	459

		1,202

South Korea — 4.2%

Samsung Electronics Co. Ltd.	26,051	1,144

SK Hynix Inc.	7,899	471

		1,615

Spain — 1.3%

Aena SME S.A. [1]	4,008	503

Switzerland — 3.8%

Novartis AG	8,300	751

SCHEDULE OF INVESTMENTS (000) * (continued)

December 31, 2022 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

Switzerland — (continued)

Roche Holding AG	2,299	$722

		1,473

United Kingdom — 17.9%

Barclays PLC	436,784	837

Prudential PLC	109,646	1,495

Reckitt Benckiser Group PLC	13,728	955

RELX PLC	13,019	360

Rio Tinto PLC	5,596	392

Rolls-Royce Holdings PLC [1]	1,329,962	1,499

SSP Group PLC [1]	269,570	746

WH Smith PLC [1]	37,513	673

		6,957

United States — 38.5%

Alphabet Inc., Class C [1]	9,117	809

Avantor Inc. [1]	18,073	381

Berry Global Group Inc.	14,482	875

Booking Holdings Inc. [1]	433	873

Broadcom Inc.	529	296

Carrier Global Corp.	19,564	807

Citigroup Inc.	17,425	788

Concentrix Corp.	8,188	1,090

Fiserv Inc. [1]	8,522	862

General Electric Co.	8,770	735

Genpact Ltd.	19,347	896

Jones Lang LaSalle Inc. [1]	1,788	285

Las Vegas Sands Corp. [1]	17,360	835

Leidos Holdings Inc.	4,296	452

Meta Platforms Inc., Class A [1]	4,380	527

Mondelez International Inc., Class A	10,310	687

Sabre Corp. [1]	45,804	283

TD SYNNEX Corp.	5,122	485

Teradyne Inc.	3,199	279

Walt Disney Co. [1]	10,501	912

Wells Fargo & Co.	8,499	351

Westrock Co.	20,007	704

Zimmer Biomet Holdings Inc.	5,791	738

		14,950

Total Common Stock

(Cost $39,826) — 98.0%		38,040

SCHEDULE OF INVESTMENTS (000) * (concluded)

December 31, 2022 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.223% **	680,248	$680

Total Short-Term Investment

(Cost $680) — 1.8%		680

Total Investments — 99.8%

(Cost $40,506)		38,720

Other Assets in Excess of Liabilities — 0.2%		65

Net Assets — 100.0%		$38,785

*	Except for per share data.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
1	Non-income producing security.

ADR	American Depositary Receipt

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Canada	$551	$—	$—	$551
China	103	—	—	103
France	3,985	—	—	3,985
Germany	1,522	—	—	1,522
Ireland	613	—	—	613
Italy	2,332	—	—	2,332
Japan	2,234	—	—	2,234
Netherlands	1,202	—	—	1,202
South Korea	—	1,615	—	1,615
Spain	503	—	—	503
Switzerland	1,473	—	—	1,473
United Kingdom	6,957	—	—	6,957
United States	14,950	—	—	14,950

Total Common Stock	36,425	1,615	—	38,040

Short-Term Investment	680	—	—	680

Total Investments in Securities	$37,105	$1,615	$—	$38,720

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-3000